CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
CURRENT ASSETS:
Cash and cash equivalents	$ 17,107	$ 16,142
Restricted deposits	3,573	904
Short-term bank deposits	15,100	15,250
Available-for-sale marketable securities	48,663	26,470
Trade receivables, net (net of allowance for credit losses of $ 9,611 and $ 25,306 on December 31, 2025 and 2024, respectively)	17,451	16,482
Other receivables and prepaid expenses	9,906	6,317
Inventories	13,180	8,611
Total current assets	124,980	90,176
NON-CURRENT ASSETS:
Severance pay fund	295	464
Restricted deposit	3,327	279
Operating lease right-of-use assets	5,518	6,741
Other assets	732	2,151
Property and equipment, net	6,014	7,692
Intangible assets, net	0	305
Goodwill	31,833	31,833
Total non-current assets	47,719	49,465
Total assets	172,699	139,641
CURRENT LIABILITIES:
Trade payables	938	946
Employees and payroll accruals	9,254	8,208
Deferred revenues	24,700	17,054
Short-term operating lease liabilities	348	562
Other payables and accrued expenses	11,919	9,200
Total current liabilities	47,159	35,970
LONG-TERM LIABILITIES:
Deferred revenues	5,912	7,136
Long-term operating lease liabilities	5,392	5,807
Accrued severance pay	886	946
Convertible debt	0	39,973
Total long-term liabilities	12,190	53,862
SHAREHOLDERS' EQUITY:
Ordinary shares of NIS 0.1 par value - Authorized: 200,000,000 shares at December 31, 2025 and 2024; Issued: 49,461,282 and 40,346,993 shares at December 31, 2025 and 2024, respectively; Outstanding: 48,645,282 and 39,530,993 shares at December 31, 2025 and 2024, respectively	1,281	1,012
Additional paid-in capital	375,430	318,138
Treasury share at cost - 816,000 shares at December 31, 2025 and 2024.	(3,998)	(3,998)
Accumulated other comprehensive income	2,632	357
Accumulated deficit	(261,995)	(265,700)
Total shareholders' equity	113,350	49,809
Total liabilities and shareholders' equity	$ 172,699	$ 139,641